Pension and Other Postretirement Healthcare Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pension and Other Postretirement Healthcare Benefits [Abstract]
Pension and Other Postretirement Healthcare Benefits

20. Pension and Other Postretirement Healthcare Benefits

The components of net periodic pension and postretirement healthcare cost for the three months ended March 31, 2012, two months ended March 31, 2011 and one month ended January 31, 2011 were as follows:

	Retirement Plans			Postretirement Healthcare Plan
	Successor		Predecessor	Successor		Predecessor
	Three Months Ended March 31,	Two Months Ended March 31,	One Month Ended January 31,	Three Months Ended March 31,	Two Months Ended March 31,	One Month Ended January 31,
	2012	2011	2011	2012	2011	2011
Net periodic cost:
Service cost	$1.2	$0.5	$0.2	$0.1	$—	$—
Interest cost	6.3	3.9	1.9	0.1	0.1	—
Expected return on plan assets	(6.0)	(3.7)	(2.0)	—	—	—
Net amortization — Prior service cost (credit)	—	—	—	—	—	(1.1)
Net amortization — Actuarial (gain) loss	—	—	0.5	—	—	0.1

Sub-total net periodic cost (income)	$(1.5)	$0.7	$0.6	$0.2	$0.1	$(1.0)

17. Pension and Other Postretirement Healthcare Benefits

Retirement Plans

Overview—Tronox is the sponsor of noncontributory defined benefit retirement plans (qualified and nonqualified plans) in the United States, a contributory defined benefit retirement plan in the Netherlands and a U.S. contributory postretirement plan for health care insurance. Substantially all U.S. employees may become eligible for the postretirement healthcare benefits if they reach retirement age while working for the Company.

Establishment of U.S. Plans—Effective with the Distribution on March 30, 2006, the Company established a U.S. qualified defined benefit plan (funded), U.S. supplemental nonqualified benefit plans (unfunded) and a U.S. postretirement healthcare plan (unfunded). Benefits under the qualified plan were generally based on years of service and final average pay. The supplemental nonqualified benefit plans were designed to maintain benefits for all employees at a plan formula level. The establishment of the U.S. plans resulted in a transfer of certain assets to the Company and an assumption of obligations associated with current and former employees participating in such plans. According to the employee benefits agreement between Kerr-McGee and Tronox, $450.3 million in qualified plan assets were transferred to a trust. In addition, assets in the amount of $4.4 million (comprised primarily of fixed income securities) were transferred on the Distribution date, from the Kerr-McGee grantor trust account to the Tronox grantor trust account. Although not considered plan assets, certain nonqualified benefit payments were paid from the grantor trust. The grantor trust assets were nil and $1.0 million at December 31, 2011 and 2010, respectively, and were recorded at fair value in “Other Long-Term Assets” on the Consolidated Balance Sheets with changes in fair value recognized in earnings.

For the retirement plans that qualify under the Employee Retirement Income Security Act of 1974 (“ERISA”), the benefit amount that can be provided to employees by the plans is limited by both ERISA and the Internal Revenue Code. Therefore, the Company has unfunded supplemental nonqualified plans designed to maintain benefits for all employees at the plan formula level.

U.S. Plan Changes—The Company was obligated under the MSA to maintain the material features (as defined in the employee benefits agreement of the MSA) of the U.S. postretirement healthcare plan without change for a period of three years following the Distribution date. During the third quarter of 2007, the Company announced that effective April 1, 2009, certain features would change, including the cost-sharing provisions between the Company and plan participants, life insurance benefits and certain retirement eligibility criteria. This announcement resulted in a plan remeasurement, which was performed by the Company’s actuary in August 2007. A new discount rate of 6.25% was selected by management for this remeasurement due to changes in certain economic indicators since the previous measurement as of December 31, 2006.

On June 30, 2008, the nonqualified benefits restoration plan was frozen and closed to new participants. The U.S. qualified defined benefit plan was frozen and closed to new participants on June 1, 2009.

In July 2008, the Company announced a temporary suspension of benefits accrued under its U.S. nonqualified benefit plan effective July 1, 2008. In conjunction with the filing for Chapter 11, the Debtors decided not to immediately petition the Bankruptcy Court for the benefits to be reinstated. Upon determining that benefit accruals would not resume, the Company recorded a curtailment gain of $0.1 million in accordance with ASC 715 during 2009. In October 2010, the Bankruptcy Court approved the termination of the nonqualified benefits restoration plan, which resulted in a loss of $3.7 million that was recorded as reorganization expense. Due to the bankruptcy, no benefits were paid as a result of the plan termination. The liability balance at December 31, 2010 of $9.4 million for these claims was reported in “Liabilities subject to compromise” on the Consolidated Balance Sheets, and was settled as part of the Plan.

Germany Insolvency—As discussed in Note 20, during March 2009, the Company’s holding subsidiary for a pigment facility in Uerdingen, Germany, filed an application with the insolvency court in Krefeld, Germany, to commence insolvency proceedings. The German Insolvency Court appointed a trustee to administer the insolvency proceedings which resulted in the Company losing management control over these subsidiaries. The German subsidiaries have been deconsolidated from the Company’s consolidated financial statements as of March 13, 2009. Accordingly, all amounts associated with the German subsidiaries and their results of operations, including pension expense, have been classified as discontinued operations.

Benefit Obligations and Funded Status—The following provides a reconciliation of beginning and ending benefit obligations, beginning and ending plan assets, funded status and balance sheet classification of the Company’s pension and other postretirement healthcare plans as of and for the years ended December 31, 2011 and 2010. The benefit obligations and plan assets associated with the Company’s principal benefit plans are measured on December 31.

	Retirement Plans		Postretirement Healthcare Plan
	Successor	Predecessor	Successor	Predecessor
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
	(Millions of dollars)
Change in benefit obligations —
Benefit obligation, beginning of year	$480.7	$482.3	$8.5	$22.7
Service cost	2.9	2.5	0.3	0.2
Interest cost	23.4	24.8	0.3	0.4
Plan changes	—	—	—	(11.7)
Net actuarial (gains) losses	20.3	25.3	0.9	(1.3)
Foreign currency rate changes	(2.8)	(6.1)	—	—
Contributions by plan participants	0.6	0.5	1.3	1.1
Special termination benefits	1.2	—	—	—
Termination of the nonqualified benefits restoration plan(2)	(9.4)	—	—	—
Benefits paid	(32.2)	(46.5)	(2.1)	(2.9)
Administrative expenses	(1.9)	(2.1)	—	—

Benefit obligation, end of year	482.8	480.7	9.2	8.5

Change in plan assets —
Fair value of plan assets, beginning of year	371.9	386.0	—	—
Actual return on plan assets	7.2	34.1	—	—
Employer contributions(1)	7.2	5.2	0.8	1.8
Participant contributions	0.6	0.5	1.3	1.1
Foreign currency rate changes	(3.4)	(5.3)	—	—
Benefits paid(1)	(32.2)	(46.5)	(2.1)	(2.9)
Administrative expenses	(1.9)	(2.1)	—	—

Fair value of plan assets, end of year(3)	349.4	371.9	—	—

Net over (under) funded status of plans	$(133.4)	$(108.8)	$(9.2)	$(8.5)

Classification of amounts recognized in the Consolidated Balance Sheets —
Noncurrent asset	$0.7	$—	$—	$—
Liabilities subject to compromise(2)	—	(9.4)	—	—
Current accrued benefit liability	(0.1)	(0.1)	(0.5)	(0.6)
Noncurrent accrued benefit liability	(134.0)	(99.3)	(8.7)	(7.9)

Sub-total of liabilities	(133.4)	(108.8)	(9.2)	(8.5)
Accumulated other comprehensive loss	50.0	188.8	0.9	(67.4)

Total	$(83.4)	$80.0	$(8.3)	$(75.9)

(1)	The Company expects 2012 contributions to be approximately $4.3 million for the Netherlands plan and $3.4 million for the U.S. qualified retirement plan, while net benefits paid are expected to be approximately $0.6 million for the U.S. postretirement healthcare plan.
(2)	Because the nonqualified benefits restoration plan was settled as part of the Plan, amounts paid in 2011 represent the settlement of the entire liability. The net obligation for this plan is reflected in “Liabilities Subject to Compromise” on the December 31, 2010 Consolidated Balance Sheets.
(3)	Excludes the grantor trust assets of $1.0 million at December 31, 2010 associated with the nonqualified U.S. plan sponsored by the Company. The Grantor trust was liquidated in 2011, and the remaining funds reverted to the Company.

At December 31, 2011, the Company’s U.S. qualified retirement plan was in an underfunded status of $133.9 million. As a result, the Company has a projected minimum funding requirement of $31.2 million for 2011, which will be payable in 2012.

During Chapter 11 proceedings, pension obligations of the Debtors were classified as “Liabilities Subject to Compromise” on the Consolidated Balance Sheets. Under the Plan, except with respect to the nonqualified pension plan, all benefit plans remained in force subsequent to the Confirmation Date. Accordingly, approximately $91.1 million of pension and other postretirement benefit liabilities were reclassified from “Liabilities Subject to Compromise” on the Consolidated Balance Sheets to current or long-term liabilities, as appropriate, at the Confirmation Date.

The following table summarizes the accumulated benefit obligations and the projected benefit obligations associated with the Company’s unfunded, nonqualified retirement plans.

	Successor	Predecessor
	December 31, 2011	December 31, 2010(1)(2)
	(Millions of dollars)
Accumulated benefit obligation	$0.2	$9.5
Projected benefit obligation	(0.2)	(9.5)
Market value of plan assets	—	—

Funded status—(under)/over funded	$(0.2)	$(9.5)

(1)	Although not considered plan assets, a grantor trust was established from which payments for certain U.S. supplemental pension benefits are made. The trust assets had a balance of $1.0 million at December 31, 2010. The grantor trust was liquidated during 2011, and the remaining funds reverted to the Company.
(2)	Includes $9.4 million related to the nonqualified benefits restoration plan which was settled as part of the Plan.

Summarized below are the accumulated benefit obligation, the projected benefit obligation, the market value of plan assets and the funded status of the Company’s funded retirement plans.

	Successor		Predecessor
	December 31, 2011		December 31, 2010
	U.S. Qualified Plan	The Netherlands Retirement Plan	U.S. Qualified Plan	The Netherlands Retirement Plan
	(Millions of dollars)
Accumulated benefit obligation	$392.1	$79.4	$375.9	$84.2
Projected benefit obligation	(392.4)	(90.2)	(376.3)	(94.9)
Market value of plan assets	258.5	90.9	288.1	83.8

Funded status—(under)/over funded	$(133.9)	$0.7	$(88.2)	$(11.1)

Expected Benefit Payments—The following table shows the expected cash benefit payments for the next five years and in the aggregate for the years 2017 through 2021:

	2012	2013	2014	2015	2016	2017-2021
	(Millions of dollars)
Retirement Plans(1)	$30.7	$30.8	$30.3	$29.8	$30.4	$150.1
Postretirement Healthcare Plan	0.6	0.6	0.6	0.6	0.7	3.6

(1)	Includes benefit payments expected to be paid from the U.S. qualified retirement plan of $27.9 million, $27.8 million, $27.2 million, $26.5 million and $27.0 million in each year, 2012 through 2016, respectively, and $130.2 million in the aggregate for the period 2017 through 2021.

Retirement Expense—The tables below present the allocated cost, as well as net periodic cost associated with the U.S. and foreign retirement plans sponsored by the Company for the eleven months ended December 31, 2011, one month ended January 31, 2011 and years ended December 31, 2010 and 2009:

	Retirement Plans				Postretirement Healthcare Plan
	Successor	Predecessor			Successor	Predecessor
	Eleven Months Ended December 31,	One Month Ended January 31,	Year Ended December 31,		Eleven Months Ended December 31,	One Month Ended January 31,	Year Ended December 31,
	2011	2011	2010	2009	2011	2011	2010	2009
	(Millions of dollars)
Net periodic cost —
Service cost	$2.7	$0.2	$2.5	$3.7	$0.3	$—	$0.2	$0.3
Interest cost	21.5	1.9	24.8	25.7	0.3	—	0.4	1.3
Expected return on plan assets	(20.4)	(2.0)	(30.0)	(28.7)	—	—	—	—
Curtailment/special termination/settlement loss(1)	—	—	—	10.0	—	—	—	—
Net amortization—Prior service cost (credit)	—	—	0.1	1.3	—	(1.1)	(13.8)	(12.5)
Net amortization—Actuarial (gain) loss	—	0.5	3.8	4.7	—	0.1	0.2	0.2

Sub-total net periodic cost (income)	$3.8	$0.6	$1.2	$16.7	$0.6	$(1.0)	$(13.0)	$(10.7)

(1)	The special termination benefits are associated with the work force reduction programs discussed in Note 13.

The following table shows the pretax amounts that are expected to be reclassified from “Accumulated other comprehensive income” on the Consolidated Balance Sheets to retirement expense during 2012:

	Retirement Plans	Postretirement Healthcare Plan
(Millions of dollars)
Unrecognized actuarial loss	$—	$—
Unrecognized prior service cost (credit)	—	—

Assumptions—The following weighted average assumptions were used to determine the net periodic cost:

	Successor		Predecessor
	2011		2010		2009
	United States	International	United States	International	United States	International
Discount rate	5.25%	5.25%	5.50%	5.25%	6.25%	6.00%
Expected return on plan assets	6.44%	5.25%	7.50%	5.75%	7.50%	5.50%
Rate of compensation increases	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

The following weighted average assumptions were used in estimating the actuarial present value of the plans’ benefit obligations:

	Successor		Predecessor
	2011		2010		2009
	United States	International	United States	International	United States	International
Discount rate	4.50%	5.25%	5.00%	5.00%	5.50%	5.25%
Rate of compensation increases	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

In forming the assumption of the U.S. long-term rate of return on plan assets, the Company took into account the expected earnings on funds already invested, earnings on contributions expected to be received in the current year, and earnings on reinvested returns. The long-term rate of return estimation methodology for U.S. plans is based on a capital asset pricing model using historical data and a forecasted earnings model. An expected return on plan assets analysis is performed which incorporates the current portfolio allocation, historical asset-class returns and an assessment of expected future performance using asset-class risk factors. The Company’s assumption of the long-term rate of return for the Netherlands plan was developed considering the portfolio mix and country-specific economic data that includes the rates of return on local government and corporate bonds.

The discount rate selected for all U.S. plans was 4.50% as of December 31, 2011 and 5.00% at January 31, 2011 and December 31, 2010. The 2011 rate was selected based on the results of a cash flow matching analysis, which projected the expected cash flows of the plans using a yield curves model developed from a universe of Aa-graded U.S. currency corporate bonds (obtained from Bloomberg) with at least $50.0 million outstanding. Bonds with features that imply unreliable pricing, a less than certain cash flow, or other indicators of optionality are filtered out of the universe. The remaining universe is categorized into maturity groups, and within each of the maturity groups yields are ranked into percentiles.

For 2010 and 2009, the discount rate for the Company’s U.S. qualified plan and postretirement healthcare plan was based on a discounted cash flow analysis performed by its independent actuaries utilizing the Citigroup Pension Discount Curve as of the end of the year. For the foreign plans, the Predecessor bases the discount rate assumption on local corporate bond index rates.

At December 31, 2011 the assumed health care cost trend rates used to measure the expected cost of benefits covered by the postretirement healthcare plan was 9.0% in 2012, gradually declining to 5.0% in 2018 and thereafter. A 1% increase in the assumed health care cost trend rate for each future year would increase the accumulated postretirement benefit obligation at December 31, 2011 by $1.0 million, while the aggregate of the service and interest cost components of the 2011 net periodic postretirement cost would increase by $0.1 million. A 1% decrease in the trend rate for each future year would reduce the accumulated benefit obligation at December 31, 2011 by $0.8 million and decrease the aggregate of the service and interest cost components of the net periodic postretirement cost for 2011 by $0.1 million.

Plan Assets—Asset categories and associated asset allocations for the Company’s funded retirement plans at December 31, 2011 and 2010:

	Successor		Predecessor
	December 31, 2011		December 31, 2010
	Actual	Target	Actual	Target
United States
Equity securities	57%	45%	45%	40%
Debt securities	40	55	53	60
Cash and cash equivalents	3	—	2	—

Total	100%	100%	100%	100%

Netherlands
Equity securities	40%	25%	35%	25%
Debt securities	51	58	54	58
Real estate	9	10	9	10
Cash and cash equivalents	—	7	2	7

Total	100%	100%	100%	100%

The U.S. plan is administered by a board-appointed committee that has fiduciary responsibility for the plan’s management. The committee maintains an investment policy stating the guidelines for the performance and allocation of plan assets, performance review procedures and updating of the policy. At least annually, the U.S. plan’s asset allocation guidelines are reviewed in light of evolving risk and return expectations.

Substantially all of the plan’s assets are invested with nine equity fund managers, three fixed-income fund managers and one money-market fund manager. To control risk, equity fund managers are prohibited from entering into the following transactions, (i) investing in commodities, including all futures contracts, (ii) purchasing letter stock, (iii) short selling, and (iv) option trading. In addition, equity fund managers are prohibited from purchasing on margin and are prohibited from purchasing Tronox securities. Equity managers are monitored to ensure investments are in line with their style and are generally permitted to invest in U.S. common stock, U.S. preferred stock, U.S. securities convertible into common stock, common stock of foreign companies listed on major U.S. exchanges, common stock of foreign companies listed on foreign exchanges, covered call writing, and cash and cash equivalents.

Fixed-income fund managers are prohibited from investing in (i) direct real estate mortgages or commingled real estate funds, (ii) private placements above certain portfolio thresholds, (iii) tax exempt debt of state and local governments above certain portfolio thresholds, (iv) fixed income derivatives that would cause leverage, (v) guaranteed investment contracts and (vi) Tronox securities. They are permitted to invest in debt securities issued by the U.S. government, its agencies or instrumentalities, commercial paper rated A3/P3, FDIC insured certificates of deposit or bankers’ acceptances and corporate debt obligations. Each fund manager’s portfolio should have an average credit rating of A or better.

The Netherlands plan is administered by a pension committee representing the employer, the employees and the pensioners. The pension committee has six members, whereby three members are elected by the employer, two members are elected by the employees and one member is elected by the pensioners, and each member has one vote. The pension committee meets at least quarterly to discuss regulatory changes, asset performance and asset allocation. The plan assets are managed by one Dutch fund manager against a mandate set at least annually by the pension committee. In accordance with policies set by the pension committee, a new fund manager was appointed effective December 1, 2006. Simultaneous with the change in fund manager, the asset allocation was modified using committee policy guidelines. The plan assets are evaluated annually by a multinational benefits consultant against state defined actuarial tests to determine funding requirements.

The fair values of pension investments as of December 31, 2011 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31,2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
	(Millions of dollars)
Asset category:
Equity securities—U.S.	$147.1	(1)	$—		$—	$147.1
Debt securities
Corporate	—		13.0	(6)	—	13.0
U.S. Mutual Funds	52.0	(2)	—		—	52.0
Government	10.3	(5)	0.9	(6)	—	11.2
Asset-backed	—		0.9	(6)	—	0.9
Mortgages	—		23.5	(6)	—	23.5
International Commingled Fixed Income Funds	—		3.2	(3)	—	3.2
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		7.6	(4)	—	7.6

Total at fair value	$209.4		$49.1		$—	$258.5

(1)	For equity securities owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For mutual funds, fair value is based on nationally recognized pricing services, which are Level 1 inputs.
(3)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(5)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(6)	For corporate, government, asset-backed, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

	Non-U.S. Pension
	Fair Value Measurement at December 31,2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
	(Millions of dollars)
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$36.5	(1)	$—	$36.5
Debt securities—Non-U.S. Pooled Funds	—	46.3	(2)	—	46.3
Real Estate Pooled Fund	—	8.0	(3)	—	8.0
Cash	—	0.1		—	0.1

Total at fair value	$—	$90.9		$—	$90.9

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
(3)	For real estate pooled funds, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.

The following tables set forth a summary of changes in the fair value of the Level 3 plan assets for the year ended December 31, 2011:

	U.S. Level 3 Assets
	International Comingled Funds US Equity	Total
	(Millions of dollars)
Balance at December 31, 2010	$21.8	$21.8
Transfers to Level 2	(21.8)	(21.8)

Balance at December 31, 2011	$—	$—

The fair values of pension investments as of December 31, 2010 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31,2010, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
	(Millions of dollars)
Asset category:
Equity securities—U.S.	$107.9	(1)	$—		$21.8	(7)	$129.7
Debt securities
Corporate	—		13.3	(6)	—		13.3
U.S. Mutual Funds	77.8	(2)	—		—		77.8
Government	19.9	(5)	0.8	(6)	—		20.7
Asset-backed	—		0.6	(6)	—		0.6
Mortgages	—		26.8	(6)	—		26.8
International Commingled Fixed Income Funds	—		12.9	(3)	—		12.9
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		6.3	(4)	—		6.3

Total at fair value	$205.6		$60.7		$21.8		$288.1

(1)	For equity securities owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For mutual funds, fair value is based on nationally recognized pricing services, which are Level 1 inputs.
(3)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(5)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(6)	For corporate, government, asset-backed, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(7)	For U.S. equity securities and commingled fixed income funds, fair value is based on the valuation provided by the fund manager, and therefore deemed Level 3 inputs.

	Non-U.S. Pension
	Fair Value Measurement at December 31,2010, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
	(Millions of dollars)
Asset category:
Equity securities—Non-U.S.	$—	$30.5	(1)	$—	$30.5
Debt securities Pooled Funds	—	45.5	(2)	—	45.5
Real Estate Pooled Fund	—	7.8	(3)	—	7.8

Total at fair value	$—	$83.8		$—	$83.8

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
(3)	For real estate pooled funds, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.

The following tables set forth a summary of changes in the fair value of the Level 3 plan assets for the year ended December 31, 2010:

	U.S. Level 3 Assets
	International Comingled Funds US Equity	Total
	(Millions of dollars)
Balance at December 31, 2009	$22.4	$22.4
Realized gain	0.5	0.5
Net unrealized gain	0.1	0.1
Purchases, sales, issuances, and settlements (net)	(1.2)	(1.2)

Balance at December 31, 2010	$21.8	$21.8

Savings Investment Plan

Effective with the Distribution on March 30, 2006, the Company established a defined contribution Savings Investment Plan (“SIP”) into which employees’ contributions and matching Company contributions are paid. Effective January 1, 2007, the Company modified its matching contribution to be 75% of the first 6% of employees’ contributed compensation (as defined in the SIP). As part of its ongoing efforts to reduce costs, the Company suspended its SIP matching contribution effective July 1, 2008. The SIP matching contribution was reinstated on March 22, 2010. The Company modified its matching contribution to be 100% of the first 3% of employees’ contributed compensation (as defined by SIP) and 50% of the next 3%. January 1, 2011, the Board approved a discretionary Company non-matching contribution of 6% of pay. This new discretionary Company non-matching contribution will be subject to approval each year by the Board, following their review of the Company’s financial performance. Additionally, the Company modified its matching contribution to be 100% of the first 3% of employees’ contributed compensation (as defined by SIP) and 50% of the next 3%. Compensation expense associated with the Company’s matching contribution was $4.8 million, $0.1 million, $1.2 million and nil for the eleven months ended December 31, 2011, one month ended January 31, 2011 and years ended December 31, 2010 and 2009, respectively.